1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

PHILIP T. HINKLE

philip.hinkle@dechert.com
+1 202 261 3460 Direct
+1 202 261 3050 Fax

December 18, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          PACE Select Advisors Trust (the “Registrant”)
File Nos. 033-87254 and 811-08764

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to PACE® Mortgage-Backed Securities Fixed Income Investments, PACE® Intermediate Fixed Income Investments, PACE® Strategic Fixed Income Investments, PACE® Municipal Fixed Income Investments, PACE® Global Fixed Income Investments, PACE® High Yield Investments, PACE® Large Co Value Equity Investments, PACE® Large Co Growth Equity Investments, PACE® Small/Medium Co Value Equity Investments, PACE® Small/Medium Co Growth Equity Investments, PACE® International Equity Investments, PACE® International Emerging Markets Equity Investments, PACE® Global Real Estate Securities Investments and PACE® Alternative Strategies Investments (collectively, the “Funds”). The interactive data filing relates to the prospectus relating to Class A and Class Y shares filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) of the 1933 Act on November 30, 2018.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3460 or to Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) at 312.525.7288.

Very truly yours,

/s/ Philip T. Hinkle

Philip T. Hinkle